LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES

The Company has entered into operating leases for retail and corporate facilities. These leases have terms which range from two to five years, and often include options to renew. These operating leases are listed as separate line items on the Company's June 30, 2019 Consolidated Balance Sheet, and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's June 30, 2019 Consolidated Balance Sheet. Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized right-of-use assets and lease liabilities for operating leases of approximately $1,253,000 on January 1, 2019. Operating lease right-of-use assets and liabilities commencing after January 1, 2019 are recognized at commencement date based on the present value of lease payments over the lease term. As of June 30, 2019, total right-of-use assets and operating lease liabilities were approximately $1,085,000 and $1,089,000, respectively. In the six months ended June 30, 2019, the Company recognized approximately $399,000 in total lease costs.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating right-of-use assets and related lease liabilities as of and for the six months ended June 30, 2019 were as follows:

Cash paid for operating lease liabilities	$ 227,000
Weighted-average remaining lease term	3.2 years
Weighted-average discount rate	10%
Minimum future lease payments	-

Minimum future lease payments as of June 30, 2019 are as follows:

Year	$
2019		$227,149
2020		461,360
2021		464,150
2022		303,687
2023		236,352
Total lease liability		1,692,699
Less imputed interest		(603,410)
Net lease liability		$1,089,289